Commitments, Contingencies and Off-Balance-Sheet Risk - Contractual Amounts of Financial Instruments with Off-Balance-Sheet Risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	$ 15,784	$ 15,611
Variable Rate	434,578	397,271
Lines of Credit and Construction Loans [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	15,155	14,984
Variable Rate	396,516	359,220
Overdraft Protection [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	5	3
Variable Rate	37,286	37,201
Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	624	624
Variable Rate	$ 776	$ 850